Prepaid Expenses and Other Assets - Additional Information (Details) $ in Thousands	12 Months Ended
Mar. 31, 2018 CAD ($)
Prepaid Expenses And Other Assets [Abstract]
Other long-term assets	$ 8,340
Deposits on property, plant and equipment	6,487
Lease payments	$ 1,853